CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Warrants [Member]	Contributed surplus [Member]	Non-controlling interests [Member]	Foreign exchange translation reserve [Member]	Accumulated deficit [Member]	Class A shares [Member]	Class B shares [Member]	Total
Balance at Dec. 31, 2023	$ 2,723,356	$ 30,225,741	$ (327,501)	$ 417,341	$ (157,908,160)	$ 151,622	$ 137,626,863	$ 12,909,262
Balance (in Shares) at Dec. 31, 2023	158,832					2	605,796
Shares issued							$ 296,437	296,437
Shares issued (in Shares)							6,362
Shares for debt							$ 575,436	575,436
Shares for debt (in Shares)							9,835
Share-based payments		57,743						57,743
Warrants expired	$ (276,001)	276,001
Warrants expired (in Shares)	(20,000)
Comprehensive loss for the period			(188,050)	(232,755)	(1,903,375)			(2,324,180)
Balance at Mar. 31, 2024	$ 2,447,355	30,559,485	(515,551)	184,586	(159,811,535)	$ 151,622	$ 138,498,736	11,514,698
Balance (in Shares) at Mar. 31, 2024	138,832					2	621,993
Balance at Dec. 31, 2024	$ 1,997,759	31,072,543	(1,040,306)	50,795	(172,110,884)	$ 151,701	$ 150,318,624	10,440,232
Balance (in Shares) at Dec. 31, 2024	210,370					12	2,299,502
Shares issued - convertible debt							$ 2,495,090	2,495,090
Shares issued - convertible debt (in Shares)							399,071
Warrants issued (in Shares)	346,806
Share-based payments		291,272						291,272
Exercise of options		(24,704)					$ 70,591	$ 45,887
Exercise of options (in Shares)							12,500
Warrants expired	$ (618,578)	618,578
Warrants expired (in Shares)	(30,770)							30,770
Comprehensive loss for the period			(163,158)	(3,492)	(8,576,723)			$ (8,743,373)
Balance at Mar. 31, 2025	$ 1,379,181	$ 31,957,689	$ (1,203,464)	$ 47,303	$ (180,687,607)	$ 151,701	$ 152,884,305	$ 4,529,108
Balance (in Shares) at Mar. 31, 2025	526,406					12	2,711,073